Fees Summary	Nov. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,314,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,252.96
Total Offset Amount	0.00
Net Fee	2,252.96
Narrative - Max Aggregate Offering Price	$ 16,314,000.00
Final Prospectus	true